SUBSEQUENT EVENTS (10K) (Details)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	May. 08, 2015 USD ($) $ / shares	Apr. 15, 2015 USD ($) $ / shares shares	Jun. 08, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015	Jan. 02, 2015	Dec. 31, 2013 shares
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares					0			0
New Credit Agreement [Member]
Subsequent Event [Line Items]
Minimum cash balance for credit facility				$ 3,500,000
Note Amendment [Member] | 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)			1.50%
Note Amendment [Member] | After 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)			12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares		15,000
Proceeds from issuance of stock		$ 15,000,000	$ 22,500,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 1,000
Preferred stock, liquidation preference (in hundredths)		130.00%
Accelerated principle payment paid		$ 10,000,000	10,000,000
Legal fees and expenses		$ 1,000,000	$ 1,600,000
Annual dividend (in hundredths)			8.00%
Exercise price of warrant (in dollars per share) | $ / shares			$ 1.50
Subsequent Event [Member] | New Credit Agreement [Member]
Subsequent Event [Line Items]
Fixed Charge Coverage Ratio (in hundredths)				0.73		0.63
Senior Leverage Ratio (in hundredths)				7.50		6.92
Total Leverage Ratio (in hundredths)				9.00		8.95
Minimum cash balance for credit facility			$ 1,000,000		$ 1,000,000
Amount outstanding			$ 10,000,000		$ 10,000,000
Subsequent Event [Member] | New Credit Agreement [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)			10.64%		10.64%
Subsequent Event [Member] | Note Amendment [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares			8,546
Interest rate (in hundredths)			12.00%		12.00%
Percentage of interest due payable in cash (in hundredths)			45.00%		45.00%
Subsequent Event [Member] | Note Amendment [Member] | 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)							1.50%
Subsequent Event [Member] | Note Amendment [Member] | After 24 Months Period [Member]
Subsequent Event [Line Items]
Interest rate (in hundredths)							12.00%
Subsequent Event [Member] | Equity Trade [Member]
Subsequent Event [Line Items]
Percentage of warrants issue to purchase common stock (in hundredths)	30.00%
Term of warrants	5 years
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.50
Subsequent Event [Member] | Private Placement [Member] | Equity Trade [Member]
Subsequent Event [Line Items]
Cash purchase offer	$ 4,000,000
Annual dividend (in hundredths)	8.00%
Common stock used for payment (in hundredths)	80.00%
Common stock, conversion price (in dollars per share) | $ / shares	$ 1.00
Common stock used for redemption (in hundredths)	80.00%
Subsequent Event [Member] | Private Placement [Member] | Equity Trade [Member] | Minimum [Member]
Subsequent Event [Line Items]
Preferred stock convertible, private placement	$ 15,000,000
Subsequent Event [Member] | Private Placement [Member] | Equity Trade [Member] | Maximum [Member]
Subsequent Event [Line Items]
Preferred stock convertible, private placement	$ 30,000,000
Subsequent Event [Member] | Convertible Preferred Stock [Member] | Note Amendment [Member]
Subsequent Event [Line Items]
Percentage of outstanding balance to be converted under subordinated note (in hundredths)			50.00%		50.00%
Subsequent Event [Member] | Convertible Preferred Stock [Member] | Equity Trade [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of outstanding shares hold by stockholders needed to vote in favor of issuance (in hundredths)	50.00%